BASIC AND DILUTED NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

	Year ended December 31,
	2020	2019	2018

Net loss available to shareholders of ordinary shares	$(165,154)	$(86,414)	$(37,120)

Denominator:

Shares used in computing net loss per ordinary shares, basic and diluted	54,425,056	50,504,698	48,017,188

Summary of Reconciliation of Basic Weighted Average Number of Shares

The following table summarizes the reconciliation of the basic weighted average number of shares outstanding and the diluted weighted average number of shares outstanding.

	Year ended December 31,
	2020	2019	2018

Shares used in computing net loss per ordinary shares, basic and diluted	54,425,056	50,504,698	48,017,188

The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive:

Stock options	4,621,780	7,447,519	7,676,713
Restricted share units	2,078,427	2,125,440	2,090,512
Convertible Notes	4,428,999	3,104,251	3,104,251

	11,129,206	12,677,210	12,871,476